INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Gross	$ 17,882,355	$ 16,733,585
Deferred Tax Assets, Valuation Allowance	17,882,355	16,733,582
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1,148,773	3,630,314
[custom:EffectiveIncomeTaxRateReconciliationAtFederalStatutoryStateAndLocalIncomeTaxRatePercent]	28.00%
Deferred Tax Liabilities, Net	$ 368,034
Effective Income Tax Rate Reconciliation, Percent	(4.40%)
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 69,242,000	$ 59,865,000
[custom:ChangeInOwnershipPercentageInCommonStock]	5.00%
[custom:IncreasePercentageOfOwnershipInCommonStock]	50.00%